Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Line Items]
Accounts receivable	¥ 3,530	¥ 2,995
Less: loss allowance for expected credit losses	(22)	(77)	¥ (61)
Accounts receivable, net	3,508	2,918
Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	3,530	2,995
Up to 3 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	3,102	2,519
3 to 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	217	177
Over 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	¥ 211	¥ 299